Stockholders' equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended
	Aug. 26, 2011	Apr. 29, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 26, 2012	Sep. 01, 2011	Dec. 31, 2010 Before Reverse Stock Split [Member]	Apr. 29, 2011 Before Reverse Stock Split [Member] Format Inc [Member]	Dec. 31, 2010 After Reverse Stock Split [Member]	Apr. 29, 2011 After Reverse Stock Split [Member] Format Inc [Member]	Dec. 31, 2011 Stock Purchase Agreement [Member]	Dec. 31, 2012 Stock Purchase Agreement [Member]	Apr. 29, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Dec. 31, 2012 Roth Warrant [Member]	Sep. 30, 2012 Roth Warrant [Member]	Sep. 01, 2011 Roth Warrant [Member]	Aug. 26, 2011 Roth Warrant [Member]	Apr. 29, 2011 Roth Warrant [Member] After Reverse Stock Split [Member]	Apr. 29, 2011 Private Placement Warrants [Member]	Dec. 31, 2012 Private Placement Warrants [Member]
Sale Of Stock [Line Items]
Changes in aggregate value of common stock issued and outstanding	$ 10,000				$ 10,000
Number of common shares outstanding		10,000,000	9,078,287	9,064,537				10,000,000	770,083
Common stock, number of shares issued after Reverse Split	9,496,753									312,500	24,093										105,000
Common stock, shares issued			9,909,212	9,895,462															62,116		3,360,000
Number of preferred stock converted																				113,961
Preferred stock conversion price per share	$ 12.00		$ 12.00
Additional paid in capital	9,700,000		10,862,000	10,154,000
Amount of preferred stock converted into common stock			1,000			10,000
Common stock, shares authorized			50,000,000	50,000,000
Common stock exercise price			$ 0.001	$ 0.001																			$ 13.00
Common stock, shares outstanding			9,078,287	9,064,537
Private Placement proceeds allocated to preferred stock and Private Placement Warrants		18,000,000
Common equity value as adjusted for the Reverse Split		$ 10.08
Number of converted shares of preferred stock issued in private placement		1,500,009
Price per warrant		$ 3.85
Shares of common stock issuable upon exercise of the private placement warrant			736,252	750,002											750,002							750,002
Preferred equity value		9,700,000
Value assigned to the company preferred stock														15,100,000
Warrants expiry date															Apr. 29, 2016		Apr. 29, 2016
Gross proceed from issuance of common stock and additional warrants			5,000,000
Aggregate sale of shares		18,000
Estimated fair value		2,887,000
Volatility factor			55.00%											50.00%		60.00%
Risk-free interest rate														2.10%
Dividend yield			0.00%											0.00%
Private placement warrants term															5 years
Exercise price per share															$ 13.00		$ 13.2
Adjusted shares of common stock							105,000											62,116	62,116
Estimated fair value of the Roth Warrant		400,000
Share price for warrant issuable		$ 3.80
Warrant shares issuable			42,884
Common stock repurchased by the company, shares			830,925	830,925									830,925
Common stock repurchased by the company, value			4,250,000	4,250,000									4,250,000
Common stock repurchased by the company, per share value												$ 5.11
Transaction costs incurred in connection with the Reverse Recapitalization and the Private Placement consist of cash costs			5,700,000
Allocated equity			4,900,000
Costs allocated to the Private Placement Warrants			800,000
Costs for filing registration statements				600,000
Shares reserved for awards pursuant to incentive compensation plan			830,925
Eligible period to use a registration statement			30 days
Filing registration, condition for suspension, description			(which period may not be for more than 20 consecutive days or for a total of more than 45 days in any 12-month period)
Payment to investors			1.50%
Liquidated damages			$ 300,000